UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number 811-22926

Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
  (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

 Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

LVHB
Elkhorn Lunt Low Vol/High Beta Tactical ETF

XH
Elkhorn S&P MidCap Health Care Portfolio

XD
Elkhorn S&P MidCap Consumer Discretionary Portfolio

XI
Elkhorn S&P MidCap Industrials Portfolio

XS
Elkhorn S&P MidCap Consumer Staples Portfolio

XK
Elkhorn S&P MidCap Information Technology Portfolio

XE
Elkhorn S&P MidCap Energy Portfolio

XM
Elkhorn S&P MidCap Materials Portfolio

XF
Elkhorn S&P MidCap Financials Portfolio

XU
Elkhorn S&P MidCap Utilities Portfolio

Semi-Annual Report

ELKHORN ETF TRUST

03/31/2017

TABLE OF CONTENTS

Shareholder Expense Example.	1
Sector Allocations	3
Schedules of Investments	4
Elkhorn Lunt Low Vol/High Beta Tactical ETF	4
Elkhorn S&P MidCap Consumer Discretionary Portfolio	7
Elkhorn S&P MidCap Consumer Staples Portfolio	9
Elkhorn S&P MidCap Energy Portfolio	10
Elkhorn S&P MidCap Financials Portfolio	11
Elkhorn S&P MidCap Health Care Portfolio	13
Elkhorn S&P MidCap Industrials Portfolio	14
Elkhorn S&P MidCap Information Technology Portfolio	16
Elkhorn S&P MidCap Materials Portfolio	18
Elkhorn S&P MidCap Utilities Portfolio	19
Statements of Assets and Liabilities	20
Statements of Operations	23
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to Financial Statements	39
Board Considerations Regarding Approval of Investment Management Agreement	45
Supplemental Information	47

Shareholder Expense Example
March 31, 2017 (unaudited)

As a shareholder of the fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 through March 31, 2017), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the fund in the table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the fund in the table is useful in comparing ongoing fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Annualized Expense Ratio for the Period	Expenses Paid During Period 10/1/2016 – 3/31/2017
Elkhorn Lunt Low Vol/High Beta Tactical ETF
Actual	$ 1,000.00	$ 1,174.30	0.49%	$ 2.38[1]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.49	0.49%	$ 2.47[2]
Elkhorn S&P MidCap Consumer Discretionary Portfolio
Actual	$ 1,000.00	$ 1,035.90	0.29%	$ 0.74[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Consumer Staples Portfolio
Actual	$ 1,000.00	$ 1,014.90	0.29%	$ 0.74[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Energy Portfolio
Actual	$ 1,000.00	$ 854.60	0.29%	$ 0.68[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Financials Portfolio
Actual	$ 1,000.00	$ 1,021.50	0.29%	$ 0.74[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Health Care Portfolio
Actual	$ 1,000.00	$ 1,091.90	0.29%	$ 0.76[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]

Shareholder Expense Example
March 31, 2017 (unaudited), continued

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Annualized Expense Ratio for the Period	Expenses Paid During Period 10/1/2016 – 3/31/2017
Elkhorn S&P MidCap Industrials Portfolio
Actual	$ 1,000.00	$ 1,027.60	0.29%	$ 0.74[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Information Technology Portfolio
Actual	$ 1,000.00	$ 1,064.40	0.29%	$ 0.75[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Materials Portfolio
Actual	$ 1,000.00	$ 1,065.40	0.29%	$ 0.75[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]
Elkhorn S&P MidCap Utilities Portfolio
Actual	$ 1,000.00	$ 1,041.80	0.29%	$ 0.75[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.49	0.29%	$ 1.46[2]

[1]
Fund commenced operations on October 19, 2016. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 163/365 (to reflect days in operations).

[2]	Hypothetical Expenses Paid are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]
Fund commenced operations on December 29, 2016. Expenses are calculated using the fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 92/365 (to reflect days in operations).

Sector Allocations
March 31, 2017 (unaudited)

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Sector	% of Total Investments
Consumer Discretionary	8.6%
Consumer Staples	18.3
Energy	0.9
Financials	14.4
Health Care	6.2
Industrials	17.9
Information Technology	6.9
Materials	1.8
Real Estate	3.6
Telecommunication Services	2.1
Utilities	19.3
Total Investments	100.0%

Elkhorn S&P MidCap Consumer Discretionary Portfolio
Sector	% of Total Investments
Consumer Discretionary	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Consumer Staples Portfolio
Sector	% of Total Investments
Consumer Staples	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Energy Portfolio
Sector	% of Total Investments
Energy	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Financials Portfolio
Sector	% of Total Investments
Financials	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Health Care Portfolio
Sector	% of Total Investments
Health Care	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Industrials Portfolio
Sector	% of Total Investments
Industrials	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Information Technology Portfolio
Sector	% of Total Investments
Information Technology	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Materials Portfolio
Sector	% of Total Investments
Materials	100.0%
Total Investments	100.0%

Elkhorn S&P MidCap Utilities Portfolio
Sector	% of Total Investments
Telecommunication Services	5.8%
Utilities	94.2
Total Investments	100.0%

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—4.9%
General Dynamics Corp.	6,148	$1,150,906
Lockheed Martin Corp.	4,452	1,191,355
Northrop Grumman Corp.	5,291	1,258,411
Raytheon Co.	7,950	1,212,375
United Technologies Corp.	10,622	1,191,895
Total Aerospace & Defense		6,004,942

Air Freight & Logistics—3.1%
CH Robinson Worldwide, Inc.	14,677	1,134,385
Expeditors International of Washington, Inc.	21,440	1,211,146
United Parcel Service, Inc., Class B	13,012	1,396,188
Total Air Freight & Logistics		3,741,719

Beverages—4.3%
Brown-Forman Corp., Class B	23,266	1,074,424
Coca-Cola Co. (The)	33,612	1,426,493
Dr Pepper Snapple Group, Inc.	12,143	1,189,042
PepsiCo, Inc.	14,231	1,591,880
Total Beverages		5,281,839

Capital Markets—1.8%
CME Group, Inc.	8,732	1,037,361
Nasdaq, Inc.	16,644	1,155,926
Total Capital Markets		2,193,287

Chemicals—1.8%
Air Products & Chemicals, Inc.	8,130	1,099,908
Praxair, Inc.	9,234	1,095,152
Total Chemicals		2,195,060

Commercial Services & Supplies—3.6%
Cintas Corp.	8,908	1,127,218
Republic Services, Inc.	26,023	1,634,505
Waste Management, Inc.	21,707	1,582,874
Total Commercial Services & Supplies		4,344,597

Distributors—0.8%
Genuine Parts Co.	10,624	981,764

Diversified Financial Services—1.2%
Berkshire Hathaway, Inc., Class B*	8,413	1,402,279

Diversified Telecommunication Services—2.1%
AT&T, Inc.	31,689	1,316,678
Verizon Communications, Inc.	24,727	1,205,441
Total Diversified Telecommunication Services		2,522,119

Electric Utilities—11.7%
Alliant Energy Corp.	27,655	1,095,415
American Electric Power Co., Inc.	17,694	1,187,798
Duke Energy Corp.	14,624	1,199,314
Edison International	14,718	1,171,700
Entergy Corp.	15,211	1,155,428
Eversource Energy	20,264	1,191,118
NextEra Energy, Inc.	8,829	1,133,379
PG&E Corp.	18,417	1,222,152
Pinnacle West Capital Corp.	14,282	1,190,833
PPL Corp.	31,229	1,167,652
Southern Co. (The)	25,489	1,268,842
Xcel Energy, Inc.	26,779	1,190,327
Total Electric Utilities		14,173,958

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp., Class A	18,582	1,322,481

Equity Real Estate Investments—3.6%
AvalonBay Communities, Inc.	5,881	1,079,752
Crown Castle International Corp.	12,635	1,193,376
Federal Realty Investment Trust	8,089	1,079,881
Simon Property Group, Inc.	5,749	989,000
Total Equity Real Estate Investments		4,342,009

Food & Staples Retailing—2.7%
Costco Wholesale Corp.	6,707	1,124,697
Sysco Corp.	20,298	1,053,872
Wal-Mart Stores, Inc.	15,583	1,123,223
Total Food & Staples Retailing		3,301,792

Food Products—2.8%
General Mills, Inc.	18,576	1,096,170
Kellogg Co.	14,672	1,065,334
McCormick & Co., Inc.	12,404	1,210,010
Total Food Products		3,371,514

Health Care Equipment & Supplies—2.9%
Becton Dickinson and Co.	5,990	1,098,806
Danaher Corp.	15,216	1,301,424
Stryker Corp.	8,726	1,148,778
Total Health Care Equipment & Supplies		3,549,008

Health Care Providers & Services—1.9%
Quest Diagnostics, Inc.	11,488	1,128,007
UnitedHealth Group, Inc.	6,839	1,121,664
Total Health Care Providers & Services		2,249,671

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments, continued
March 31, 2017 (unaudited)

Investments	Shares	Value
Hotels, Restaurants & Leisure—2.0%
McDonald's Corp.	10,549	$1,367,256
Starbucks Corp.	18,532	1,082,083
Total Hotels, Restaurants & Leisure		2,449,339

Household Products—5.4%
Church & Dwight Co., Inc.	22,449	1,119,532
Clorox Co. (The)	9,762	1,316,210
Colgate-Palmolive Co.	18,632	1,363,676
Kimberly-Clark Corp.	10,140	1,334,728
Procter & Gamble Co. (The)	15,742	1,414,419
Total Household Products		6,548,565

Industrial Conglomerates—4.3%
3M Co.	8,523	1,630,706
General Electric Co.	41,509	1,236,968
Honeywell International, Inc.	9,797	1,223,351
Roper Technologies, Inc.	5,251	1,084,279
Total Industrial Conglomerates		5,175,304

Insurance—11.4%
Aflac, Inc.	17,963	1,300,880
Allstate Corp. (The)	17,673	1,440,173
Aon PLC	10,194	1,209,926
Arthur J Gallagher & Co.	22,097	1,249,364
Chubb Ltd.	9,348	1,273,665
Cincinnati Financial Corp.	16,051	1,160,006
Loews Corp.	25,023	1,170,326
Marsh & McLennan Cos., Inc.	19,665	1,453,047
Progressive Corp. (The)	33,355	1,306,849
Torchmark Corp.	14,419	1,110,840
Travelers Cos., Inc. (The)	10,012	1,206,846
Total Insurance		13,881,922

Internet Software & Services—0.9%
Alphabet, Inc., Class C*	1,283	1,064,326

IT Services—3.1%
Automatic Data Processing, Inc.	12,869	1,317,657
Fiserv, Inc.*	10,866	1,252,959
Paychex, Inc.	20,167	1,187,836
Total IT Services		3,758,452

Machinery—1.1%
Illinois Tool Works, Inc.	9,694	1,284,164

Media—3.0%
Comcast Corp., Class A	31,429	1,181,416
Omnicom Group, Inc.	13,083	1,127,885
Walt Disney Co. (The)	11,673	1,323,602
Total Media		3,632,903

Multi-Utilities—7.5%
Ameren Corp.	20,266	1,106,321
CMS Energy Corp.	26,667	1,193,081
Consolidated Edison, Inc.	14,310	1,111,315
Dominion Resources, Inc.	15,994	1,240,655
DTE Energy Co.	11,966	1,221,848
SCANA Corp.	15,731	1,028,021
Sempra Energy	10,016	1,106,768
WEC Energy Group, Inc.	19,069	1,156,153
Total Multi-Utilities		9,164,162

Oil, Gas & Consumable Fuels—0.9%
Exxon Mobil Corp.	13,872	1,137,643

Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Class A	12,960	1,098,878

Pharmaceuticals—1.4%
Johnson & Johnson	14,017	1,745,817

Professional Services—0.9%
Verisk Analytics, Inc.*	14,119	1,145,616

Software—1.8%
Intuit, Inc.	9,051	1,049,825
Oracle Corp.	26,555	1,184,619
Total Software		2,234,444

Specialty Retail—2.7%
AutoZone, Inc.*	1,428	1,032,516
Home Depot, Inc. (The)	8,111	1,190,938
TJX Cos., Inc. (The)	13,864	1,096,365
Total Specialty Retail		3,319,819

Tobacco—2.2%
Altria Group, Inc.	18,252	1,303,558
Philip Morris International, Inc.	11,734	1,324,769
Total Tobacco		2,628,327

Total Investments—99.8% (Cost $122,415,765)		121,247,720

Other Assets in Excess of Liabilities—0.2%		247,087
Net Assets—100.0%		$121,494,807

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments, continued
March 31, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$121,247,720	$—	$—	$121,247,720
Total Investment in Securities	$121,247,720	$—	$—	$121,247,720

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Consumer Discretionary Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Auto Components—5.8%
Cooper Tire & Rubber Co.	421	$18,671
Dana, Inc.	1,151	22,226
Gentex Corp.	2,295	48,952
Total Auto Components		89,849

Automobiles—2.4%
Thor Industries, Inc.	382	36,722

Distributors—2.5%
Pool Corp.	329	39,260

Diversified Consumer Services—6.5%
DeVry Education Group, Inc.	457	16,201
Graham Holdings Co., Class B	37	22,183
Service Corp. International	1,504	46,443
Sotheby's*	368	16,737
Total Diversified Consumer Services		101,564

Hotels, Restaurants & Leisure—23.0%
Brinker International, Inc.	391	17,188
Buffalo Wild Wings, Inc.*	139	21,232
Cheesecake Factory, Inc. (The)	355	22,493
Churchill Downs, Inc.	98	15,567
Cracker Barrel Old Country Store, Inc.	192	30,576
Domino's Pizza, Inc.	384	70,771
Dunkin' Brands Group, Inc.	735	40,190
International Speedway Corp., Class A	202	7,464
Jack in the Box, Inc.	253	25,735
Panera Bread Co., Class A*	171	44,780
Papa John's International, Inc.	211	16,889
Texas Roadhouse, Inc.	514	22,888
Wendy's Co. (The)	1,539	20,946
Total Hotels, Restaurants & Leisure		356,719

Household Durables—13.8%
CalAtlantic Group, Inc.	576	21,571
Helen of Troy Ltd.*	216	20,347
KB Home	664	13,200
NVR, Inc.*	28	58,993
Tempur Sealy International, Inc.*	374	17,376
Toll Brothers, Inc.*	1,181	42,646
TRI Pointe Group, Inc.*	1,153	14,459
Tupperware Brands Corp.	405	25,402
Total Household Durables		213,994

Internet & Direct Marketing Retail—0.6%
HSN, Inc.	255	9,460

Leisure Products—5.3%
Brunswick Corp.	715	43,758
Polaris Industries, Inc.	468	39,218
Total Leisure Products		82,976

Media—12.1%
AMC Networks, Inc., Class A*	449	26,347
Cable One, Inc.	37	23,106
Cinemark Holdings, Inc.	845	37,467
John Wiley & Sons, Inc., Class A	369	19,852
Live Nation Entertainment, Inc.*	1,057	32,101
Meredith Corp.	292	18,863
New York Times Co. (The), Class A	974	14,026
Time, Inc.	793	15,345
Total Media		187,107

Multiline Retail—2.8%
Big Lots, Inc.	356	17,330
Dillard's, Inc., Class A	202	10,553
JC Penney Co., Inc.*	2,463	15,172
Total Multiline Retail		43,055

Specialty Retail—18.5%
Aaron's, Inc.	508	15,108
American Eagle Outfitters, Inc.	1,366	19,165
Cabela's, Inc.*	411	21,828
Chico's FAS, Inc.	1,032	14,654
CST Brands, Inc.	605	29,094
Dick's Sporting Goods, Inc.	703	34,208
GameStop Corp., Class A	814	18,356
Michaels Cos., Inc. (The)*	901	20,173
Murphy USA, Inc.*	277	20,337
Office Depot, Inc.	4,113	19,187
Sally Beauty Holdings, Inc.*	1,147	23,445
Urban Outfitters, Inc.*	706	16,775
Williams-Sonoma, Inc.	646	34,639
Total Specialty Retail		286,969

Textiles, Apparel & Luxury Goods—6.7%
Carter's, Inc.	388	34,842
Deckers Outdoor Corp.*	255	15,231

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Consumer Discretionary Portfolio
Schedule of Investments, continued
March 31, 2017 (unaudited)

Investments	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Kate Spade & Co.*	1,025	$23,811
Skechers U.S.A., Inc., Class A*	1,069	29,344
Total Textiles, Apparel & Luxury Goods		103,228

Total Investments—100% (Cost $1,489,044)		1,550,903

Other Assets in Excess of Liabilities—0.0%(a)		24
Net Assets—100.0%		$1,550,927

*	Non-income producing security

(a)	Less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,550,903	$—	$—	$1,550,903
Total Investment in Securities	$1,550,903	$—	$—	$1,550,903

For the period ended March 31, 2017, there were no transfers between any levels. There were no Level 3 investments held in the Fund as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Consumer Staples Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.6%
Beverages—2.4%
Boston Beer Co., Inc. (The), Class A*	255	$36,886

Food & Staples Retailing—13.7%
Casey's General Stores, Inc.	610	68,473
Sprouts Farmers Market, Inc.*	3,511	81,174
United Natural Foods, Inc.*	1,384	59,830
Total Food & Staples Retailing		209,477

Food Products—66.8%
Dean Foods Co.	2,484	48,835
Flowers Foods, Inc.	3,475	67,450
Hain Celestial Group, Inc. (The)*	1,864	69,341
Ingredion, Inc.	1,476	177,755
Lamb Weston Holdings, Inc.	2,853	119,997
Lancaster Colony Corp.	507	65,322
Post Holdings, Inc.*	1,322	115,701
Snyder's-Lance, Inc.	1,668	67,237
Tootsie Roll Industries, Inc.	490	18,302
TreeHouse Foods, Inc.*	779	65,950
Whitewave Foods Co. (The)*	3,644	204,611
Total Food Products		1,020,501

Household Products—4.4%
Energizer Holdings, Inc.	1,213	67,625

Personal Products—12.3%
Avon Products, Inc.*	11,987	52,743
Edgewell Personal Care Co.*	890	65,094
Nu Skin Enterprises, Inc., Class A	1,252	69,536
Total Personal Products		187,373

Total Investments—99.6% (Cost $1,504,480)		1,521,862

Other Assets in Excess of Liabilities—0.4%		6,589
Net Assets—100.0%		$1,528,451

*	Non-income producing security

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,521,862	$—	$—	$1,521,862
Total Investment in Securities	$1,521,862	$—	$—	$1,521,862

For the year ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Energy Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Energy Equipment & Services—44.9%
Diamond Offshore Drilling, Inc.*	1,738	$29,042
Dril-Quip, Inc.*	1,019	55,586
Ensco PLC, Class A	6,388	57,173
Nabors Industries Ltd.	6,531	85,360
Noble Corp. PLC	6,595	40,823
Oceaneering International, Inc.	2,157	58,412
Oil States International, Inc.*	1,385	45,913
Patterson-UTI Energy, Inc.	3,807	92,396
Rowan Cos. PLC, Class A*	3,383	52,707
Superior Energy Services, Inc.*	3,877	55,286
Total Energy Equipment & Services		572,698

Oil, Gas & Consumable Fuels—55.1%
CONSOL Energy, Inc.*	3,676	61,683
Energen Corp.*	2,222	120,966
Gulfport Energy Corp.*	3,317	57,019
HollyFrontier Corp.	4,059	115,032
QEP Resources, Inc.*	4,325	54,971
SM Energy Co.	2,492	59,858
Western Refining, Inc.	1,576	55,270
World Fuel Services Corp.	1,530	55,462
WPX Energy, Inc.*	9,071	121,461
Total Oil, Gas & Consumable Fuels		701,722

Total Investments—100% (Cost $1,471,031)		1,274,420

Other Assets in Excess of Liabilities—0.0%(a)		370
Net Assets—100.0%		$1,274,790

*	Non-income producing security

(a)	Less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,274,420	$—	$—	$1,274,420
Total Investment in Securities	$1,274,420	$—	$—	$1,274,420

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Financials Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—46.8%
Associated Banc-Corp.	858	$20,935
BancorpSouth, Inc.	482	14,580
Bank of Hawaii Corp.	241	19,849
Bank of the Ozarks, Inc.	516	26,837
Cathay General Bancorp	423	15,939
Chemical Financial Corp.	402	20,562
Commerce Bancshares, Inc.	494	27,743
Cullen/Frost Bankers, Inc.	321	28,559
East West Bancorp, Inc.	815	42,062
First Horizon National Corp.	1,321	24,438
FNB Corp.	1,812	26,944
Fulton Financial Corp.	985	17,582
Hancock Holding Co.	476	21,682
International Bancshares Corp.	328	11,611
MB Financial, Inc.	402	17,214
PacWest Bancorp	678	36,110
PrivateBancorp, Inc.	453	26,895
Prosperity Bancshares, Inc.	393	27,396
Signature Bank*	304	45,111
SVB Financial Group*	296	55,083
Synovus Financial Corp.	692	28,386
TCF Financial Corp.	966	16,441
Texas Capital Bancshares, Inc.*	280	23,366
Trustmark Corp.	383	12,176
UMB Financial Corp.	248	18,677
Umpqua Holdings Corp.	1,246	22,104
Valley National Bancorp	1,492	17,606
Webster Financial Corp.	520	26,021
Wintrust Financial Corp.	296	20,459
Total Banks		712,368

Capital Markets—17.3%
Eaton Vance Corp.	649	29,179
FactSet Research Systems, Inc.	224	36,940
Federated Investors, Inc., Class B	523	13,776
Janus Capital Group, Inc.	813	10,732
Legg Mason, Inc.	490	17,694
MarketAxess Holdings, Inc.	213	39,935
MSCI, Inc.	512	49,761
SEI Investments Co.	756	38,133
Stifel Financial Corp.*	385	19,323
Waddell & Reed Financial, Inc., Class A	477	8,109
Total Capital Markets		263,582

Consumer Finance—1.9%
SLM Corp.*	2,427	29,367

Insurance—30.3%
Alleghany Corp.*	87	53,475
American Financial Group, Inc.	413	39,409
Aspen Insurance Holdings Ltd. (Bermuda)	338	17,593
Brown & Brown, Inc.	649	27,076
CNO Financial Group, Inc.	983	20,152
Everest Re Group Ltd.	231	54,010
First American Financial Corp.	622	24,432
Genworth Financial, Inc., Class A*	2,819	11,614
Hanover Insurance Group, Inc. (The)	241	21,704
Kemper Corp.	276	11,012
Mercury General Corp.	206	12,564
Old Republic International Corp.	1,382	28,303
Primerica, Inc.	258	21,208
Reinsurance Group of America, Inc.	364	46,221
RenaissanceRe Holdings Ltd. (Bermuda)	232	33,559
WR Berkley Corp.	548	38,705
Total Insurance		461,037

Thrifts & Mortgage Finance—3.6%
New York Community Bancorp, Inc.	2,762	38,585
Washington Federal, Inc.	505	16,716
Total Thrifts & Mortgage Finance		55,301

Total Investments—99.9% (Cost $1,499,904)		1,521,655

Other Assets in Excess of Liabilities—0.1%		1,433
Net Assets—100.0%		$1,523,088

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Financials Portfolio
Schedule of Investments, continued
March 31, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,521,655	$—	$—	$1,521,655
Total Investment in Securities	$1,521,655	$—	$—	$1,521,655

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Health Care Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Biotechnology—8.8%
Bioverativ, Inc.*	1,312	$71,452
United Therapeutics Corp.*	546	73,917
Total Biotechnology		145,369

Health Care Equipment & Supplies—46.4%
ABIOMED, Inc.*	492	61,598
Align Technology, Inc.*	917	105,189
Globus Medical, Inc., Class A*	874	25,888
Halyard Health, Inc.*	567	21,597
Hill-Rom Holdings, Inc.	723	51,044
LivaNova PLC*	527	25,828
Masimo Corp.*	545	50,827
NuVasive, Inc.*	615	45,928
ResMed, Inc.	1,721	123,860
STERIS PLC	1,032	71,683
Teleflex, Inc.	546	105,777
West Pharmaceutical Services, Inc.	890	72,633
Total Health Care Equipment & Supplies		761,852

Health Care Providers & Services—23.7%
HealthSouth Corp.	1,082	46,320
LifePoint Health, Inc.*	485	31,768
MEDNAX, Inc.*	1,140	79,093
Molina Healthcare, Inc.*	517	23,575
Owens & Minor, Inc.	742	25,673
Tenet Healthcare Corp.*	970	17,179
VCA, Inc.*	987	90,311
WellCare Health Plans, Inc.*	538	75,433
Total Health Care Providers & Services		389,352

Health Care Technology—1.7%
Allscripts Healthcare Solutions, Inc.*	2,194	27,820

Life Sciences Tools & Services—11.4%
Bio-Rad Laboratories, Inc., Class A*	253	50,433
Bio-Techne Corp.	453	46,048
Charles River Laboratories International, Inc.*	576	51,811
PAREXEL International Corp.*	619	39,065
Total Life Sciences Tools & Services		187,357

Pharmaceuticals—8.0%
Akorn, Inc.*	1,058	25,476
Catalent, Inc.*	1,516	42,933
Endo International PLC*	2,411	26,907
Prestige Brands Holdings, Inc.*	643	35,725
Total Pharmaceuticals		131,041

Total Investments—100% (Cost $1,511,048)		1,642,791

Other Assets in Excess of Liabilities—0.0%(a)		810
Net Assets—100.0%		$1,643,601

*	Non-income producing security

(a)	Less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,642,791	$—	$—	$1,642,791
Total Investment in Securities	$1,642,791	$—	$—	$1,642,791

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Industrials Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Aerospace & Defense—14.1%
B/E Aerospace, Inc.	634	$40,646
Curtiss-Wright Corp.	278	25,370
Esterline Technologies Corp.*	186	16,005
Huntington Ingalls Industries, Inc.	288	57,669
KLX, Inc.*	328	14,662
Orbital ATK, Inc.	360	35,280
Teledyne Technologies, Inc.*	220	27,821
Total Aerospace & Defense		217,453

Airlines—2.8%
JetBlue Airways Corp.*	2,107	43,425

Building Products—5.7%
AO Smith Corp.	921	47,118
Lennox International, Inc.	242	40,487
Total Building Products		87,605

Commercial Services & Supplies—10.1%
Clean Harbors, Inc.*	326	18,132
Copart, Inc.*	639	39,573
Deluxe Corp.	303	21,868
Herman Miller, Inc.	374	11,800
HNI Corp.	275	12,675
MSA Safety, Inc.	196	13,855
Pitney Bowes, Inc.	1,165	15,273
Rollins, Inc.	600	22,278
Total Commercial Services & Supplies		155,454

Construction & Engineering—8.1%
AECOM*	971	34,558
Dycom Industries, Inc.*	196	18,218
EMCOR Group, Inc.	373	23,480
Granite Construction, Inc.	248	12,447
KBR, Inc.	893	13,422
Valmont Industries, Inc.	141	21,926
Total Construction & Engineering		124,051

Electrical Equipment—5.3%
EnerSys	271	21,393
Hubbell, Inc.	322	38,656
Regal Beloit Corp.	280	21,182
Total Electrical Equipment		81,231

Industrial Conglomerates—2.8%
Carlisle Cos., Inc.	404	42,990

Machinery—32.7%
AGCO Corp.	417	25,095
Crane Co.	314	23,497
Donaldson Co., Inc.	825	37,554
Graco, Inc.	350	32,949
IDEX Corp.	477	44,604
ITT, Inc.	551	22,602
Joy Global, Inc.	623	17,600
Kennametal, Inc.	501	19,654
Lincoln Electric Holdings, Inc.	386	33,528
Nordson Corp.	335	41,152
Oshkosh Corp.	466	31,963
Terex Corp.	662	20,787
Timken Co. (The)	436	19,707
Toro Co. (The)	676	42,223
Trinity Industries, Inc.	951	25,249
Wabtec Corp.	539	42,042
Woodward, Inc.	346	23,500
Total Machinery		503,706

Marine—1.5%
Kirby Corp.*	337	23,775

Professional Services—4.5%
CEB, Inc.	202	15,877
FTI Consulting, Inc.*	257	10,581
ManpowerGroup, Inc.	423	43,387
Total Professional Services		69,845

Road & Rail—7.0%
Avis Budget Group, Inc.*	537	15,884
Genesee & Wyoming, Inc., Class A*	383	25,990
Landstar System, Inc.	261	22,355
Old Dominion Freight Line, Inc.	433	37,052
Werner Enterprises, Inc.	280	7,336
Total Road & Rail		108,617

Trading Companies & Distributors—5.3%
GATX Corp.	246	14,996
MSC Industrial Direct Co., Inc., Class A	280	28,773
NOW, Inc.*	672	11,397
Watsco, Inc.	190	27,204
Total Trading Companies & Distributors		82,370

Total Investments—99.9% (Cost $1,501,993)		1,540,522

Other Assets in Excess of Liabilities—0.1%		913
Net Assets—100.0%		$1,541,435

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Industrials Portfolio
Schedule of Investments, continued
March 31, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,540,522	$—	$—	$1,540,522
Total Investment in Securities	$1,540,522	$—	$—	$1,540,522

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Information Technology Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Communications Equipment—8.4%
ARRIS International PLC*	1,026	$27,138
Brocade Communications Systems, Inc.	2,199	27,443
Ciena Corp.*	762	17,991
InterDigital, Inc.	185	15,965
NetScout Systems, Inc.*	495	18,785
Plantronics, Inc.	179	9,686
ViaSat, Inc.*	286	18,253
Total Communications Equipment		135,261

Electronic Equipment, Instruments & Components—25.8%
Arrow Electronics, Inc.*	480	35,237
Avnet, Inc.	695	31,803
Belden, Inc.	228	15,775
Cognex Corp.	464	38,953
Coherent, Inc.*	132	27,145
IPG Photonics Corp.*	202	24,381
Jabil Circuit, Inc.	983	28,428
Keysight Technologies, Inc.*	987	35,670
Knowles Corp.*	478	9,058
Littelfuse, Inc.	122	19,509
National Instruments Corp.	573	18,657
SYNNEX Corp.	157	17,575
Tech Data Corp.*	187	17,559
Trimble, Inc.*	1,361	43,566
VeriFone Systems, Inc.*	602	11,276
Vishay Intertechnology, Inc.	723	11,893
Zebra Technologies Corp., Class A*	285	26,006
Total Electronic Equipment, Instruments & Components		412,491

Internet Software & Services—3.8%
j2 Global, Inc.	260	21,816
LogMeIn, Inc.	284	27,690
WebMD Health Corp.*	204	10,747
Total Internet Software & Services		60,253

IT Services—22.2%
Acxiom Corp.*	421	11,986
Broadridge Financial Solutions, Inc.	638	43,352
Computer Sciences Corp.	762	52,586
Convergys Corp.	510	10,786
CoreLogic, Inc.*	455	18,528
DST Systems, Inc.	170	20,825
Gartner, Inc.*	446	48,163
Jack Henry & Associates, Inc.	419	39,009
Leidos Holdings, Inc.	770	39,378
MAXIMUS, Inc.	350	21,770
NeuStar, Inc., Class A*	297	9,846
Science Applications International Corp.	237	17,633
WEX, Inc.*	207	21,424
Total IT Services		355,286

Semiconductors & Semiconductor—13.5%
Cirrus Logic, Inc.*	346	20,999
Cree, Inc.*	525	14,033
Cypress Semiconductor Corp.	1,769	24,342
First Solar, Inc.*	421	11,409
Integrated Device Technology, Inc.*	720	17,042
Microsemi Corp.*	622	32,052
Monolithic Power Systems, Inc.	204	18,788
Silicon Laboratories, Inc.*	226	16,622
Synaptics, Inc.*	191	9,456
Teradyne, Inc.	1,080	33,588
Versum Materials, Inc.*	586	17,932
Total Semiconductors & Semiconductor		216,263

Software—23.1%
ACI Worldwide, Inc.*	633	13,540
ANSYS, Inc.*	461	49,267
Cadence Design Systems, Inc.*	1,504	47,225
CDK Global, Inc.	782	50,838
CommVault Systems, Inc.*	226	11,481
Fair Isaac Corp.	168	21,664
Fortinet, Inc.*	804	30,833
Manhattan Associates, Inc.*	380	19,779
PTC, Inc.*	624	32,791
Take-Two Interactive Software, Inc.*	547	32,421
Tyler Technologies, Inc.*	181	27,975
Ultimate Software Group, Inc. (The)*	160	31,234
Total Software		369,048

Technology Hardware, Storage & Peripherals—3.2%
3D Systems Corp.*	580	8,677
Diebold Nixdorf, Inc.	407	12,495
NCR Corp.*	672	30,697
Total Technology Hardware, Storage & Peripherals		51,869

Total Investments—100% (Cost $1,519,656)		1,600,471

Other Assets in Excess of Liabilities—0.0%(a)		462
Net Assets—100.0%		$1,600,933

*	Non-income producing security

(a)	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Information Technology Portfolio
Schedule of Investments, continued
March 31, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,600,471	$—	$—	$1,600,471
Total Investment in Securities	$1,600,471	$—	$—	$1,600,471

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Materials Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Chemicals—42.8%
Ashland Global Holdings, Inc.	749	$92,734
Cabot Corp.	749	44,873
Chemours Co. (The)	2,206	84,931
Minerals Technologies, Inc.	422	32,325
NewMarket Corp.	111	50,308
Olin Corp.	1,992	65,477
PolyOne Corp.	990	33,749
RPM International, Inc.	1,609	88,543
Scotts Miracle-Gro Co. (The)	533	49,777
Sensient Technologies Corp.	534	42,325
Valspar Corp. (The)	880	97,627
Total Chemicals		682,669

Construction Materials—3.5%
Eagle Materials, Inc.	583	56,633

Containers & Packaging—22.8%
AptarGroup, Inc.	751	57,820
Bemis Co., Inc.	1,113	54,381
Greif, Inc., Class A	311	17,133
Owens-Illinois, Inc.*	1,953	39,802
Packaging Corp. of America	1,135	103,989
Silgan Holdings, Inc.	451	26,771
Sonoco Products Co.	1,195	63,239
Total Containers & Packaging		363,135

Metals & Mining—26.3%
Allegheny Technologies, Inc.	1,310	23,528
Carpenter Technology Corp.	563	21,000
Commercial Metals Co.	1,392	26,629
Compass Minerals International, Inc.	407	27,615
Reliance Steel & Aluminum Co.	877	70,178
Royal Gold, Inc.	787	55,129
Steel Dynamics, Inc.	2,919	101,464
United States Steel Corp.	2,099	70,967
Worthington Industries, Inc.	529	23,853
Total Metals & Mining		420,363

Paper & Forest Products—4.4%
Domtar Corp.	754	27,536
Louisiana-Pacific Corp.*	1,738	43,137
Total Paper & Forest Products		70,673

Total Investments—99.8% (Cost $1,501,913)		1,593,473

Other Assets in Excess of Liabilities—0.2%		2,532
Net Assets—100.0%		$1,596,005

*	Non-income producing security

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,593,473	$—	$—	$1,593,473
Total Investment in Securities	$1,593,473	$—	$—	$1,593,473

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Utilities Portfolio
Schedule of Investments
March 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Diversified Telecommunication Services—2.9%
Frontier Communications Corp.	21,246	$45,466

Electric Utilities—34.0%
Great Plains Energy, Inc.	3,512	102,621
Hawaiian Electric Industries, Inc.	1,970	65,621
IDACORP, Inc.	871	72,258
OGE Energy Corp.	3,256	113,895
PNM Resources, Inc.	1,443	53,391
Westar Energy, Inc.	2,316	125,689
Total Electric Utilities		533,475

Gas Utilities—38.8%
Atmos Energy Corp.	1,715	135,468
National Fuel Gas Co.	1,149	68,503
New Jersey Resources Corp.	1,563	61,895
ONE Gas, Inc.	946	63,950
Southwest Gas Holdings, Inc.	846	70,142
UGI Corp.	2,820	139,308
WGL Holdings, Inc.	836	68,995
Total Gas Utilities		608,261

Multi-Utilities—16.6%
Black Hills Corp.	967	64,276
MDU Resources Group, Inc.	2,638	72,202
NorthWestern Corp.	876	51,421
Vectren Corp.	1,242	72,794
Total Multi-Utilities		260,693

Water Utilities—4.6%
Aqua America, Inc.	2,265	72,820

Wireless Telecommunication Services—2.9%
Telephone & Data Systems, Inc.	1,697	44,987

Total Investments—99.8% (Cost $1,514,788)		1,565,702

Other Assets in Excess of Liabilities—0.2%		3,563
Net Assets—100.0%		$1,569,265

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,565,702	$—	$—	$1,565,702
Total Investment in Securities	$1,565,702	$—	$—	$1,565,702

For the period ended March 31, 2017, there were no transfers between any levels. As of March 31, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Assets and Liabilities
March 31, 2017 (unaudited)

	Elkhorn Lunt Low Vol/ High Beta Tactical ETF	Elkhorn S&P MidCap Consumer Discretionary Portfolio	Elkhorn S&P MidCap Consumer Staples Portfolio	Elkhorn S&P MidCap Energy Portfolio
ASSETS:
Investments, at cost	$122,415,765	$1,489,044	$1,504,480	$1,471,031
Investments, at value	$121,247,720	$1,550,903	$1,521,862	$1,274,420
Cash	76,471	—	704	204
Receivables:
Capital shares receivable	4,451,092	—	—	—
Dividends	217,489	547	738	476
Investment securities sold	—	—	5,518	—
Total Assets	125,992,772	1,551,450	1,528,822	1,275,100

LIABILITIES:
Payables:
Due to custodian	—	146	—	—
Investment securities purchased	4,448,767	—	—	—
Advisory fees	49,198	377	371	310
Total Liabilities	4,497,965	523	371	310
NET ASSETS	$121,494,807	$1,550,927	$1,528,451	$1,274,790

NET ASSETS CONSIST OF:
Paid-in capital	$109,119,427	$1,500,550	$1,507,568	$1,494,098
Undistributed net investment income (loss)	47,273	158	641	(77)
Accumulated net realized gain (loss) on investments	13,496,152	(11,640)	2,860	(22,620)
Net unrealized appreciation (depreciation) on investments	(1,168,045)	61,859	17,382	(196,611)
NET ASSETS	$121,494,807	$1,550,927	$1,528,451	$1,274,790
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	4,100,002	100,002	100,002	100,002
Net asset value, per share	$29.63	$15.51	$15.28	$12.75

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Assets and Liabilities, continued
March 31, 2017 (unaudited)

	Elkhorn S&P MidCap Financials Portfolio	Elkhorn S&P MidCap Health Care Portfolio	Elkhorn S&P MidCap Industrials Portfolio	Elkhorn S&P MidCap Information Technology Portfolio
ASSETS:
Investments, at cost	$1,499,904	$1,511,048	$1,501,993	$1,519,656
Investments, at value	$1,521,655	$1,642,791	$1,540,522	$1,600,471
Cash	906	953	541	22,802
Receivables:
Dividends	1,221	260	752	712
Investment securities sold	20,150	—	—	—
Total Assets	1,543,932	1,644,004	1,541,815	1,623,985

LIABILITIES:
Payables:
Investment securities purchased	20,462	—	—	22,658
Advisory fees	382	403	380	394
Total Liabilities	20,844	403	380	23,052
NET ASSETS	$1,523,088	$1,643,601	$1,541,435	$1,600,933

NET ASSETS CONSIST OF:
Paid-in capital	$1,495,999	$1,505,872	$1,502,352	$1,504,963
Undistributed net investment income	326	156	449	236
Accumulated net realized gain (loss) on investments	5,012	5,830	105	14,919
Net unrealized appreciation on investments	21,751	131,743	38,529	80,815
NET ASSETS	$1,523,088	$1,643,601	$1,541,435	$1,600,933
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	100,002	100,002	100,002	100,002
Net asset value, per share	$15.23	$16.44	$15.41	$16.01

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Assets and Liabilities, continued
March 31, 2017 (unaudited)

	Elkhorn S&P MidCap Materials Portfolio	Elkhorn S&P MidCap Utilities Portfolio
ASSETS:
Investments, at cost	$1,501,913	$1,514,788
Investments, at value	$1,593,473	$1,565,702
Cash	985	952
Receivables:
Dividends	1,939	2,998
Total Assets	1,596,397	1,569,652

LIABILITIES:
Payables:
Advisory fees	392	387
Total Liabilities	392	387
NET ASSETS	$1,596,005	$1,569,265

NET ASSETS CONSIST OF:
Paid-in capital	$1,502,686	$1,515,288
Undistributed net investment income	665	366
Accumulated net realized gain (loss) on investments	1,094	2,697
Net unrealized appreciation on investments	91,560	50,914
NET ASSETS	$1,596,005	$1,569,265
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	100,002	100,002
Net asset value, per share	$15.96	$15.69

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Operations (unaudited)

	Elkhorn Lunt Low Vol/High Beta Tactical ETF	Elkhorn S&P MidCap Consumer Discretionary Portfolio	Elkhorn S&P MidCap Consumer Staples Portfolio	Elkhorn S&P MidCap Energy Portfolio
	For the period October 19, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017
INVESTMENT INCOME:
Dividend income	$744,970	$4,737	$3,254	$2,960

EXPENSES:
Advisory fees	194,041	1,107	1,102	1,017
Net Investment Income	550,929	3,630	2,152	1,943

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on
Investments	(1,056,389)	(11,640)	2,860	(22,620)
In-kind redemptions	14,552,541	—	—	—
Total net realized gain (loss)	13,496,152	(11,640)	2,860	(22,620)
Net change in unrealized appreciation (depreciation) on
Investments	(1,168,045)	61,859	17,382	(196,611)
Net realized and change in unrealized appreciation (depreciation) on investments	12,328,107	50,219	20,242	(219,231)
Net Increase (Decrease) in Net Assets Resulting From Operations	$12,879,036	$53,849	$22,394	$(217,288)

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Operations (unaudited), continued

	Elkhorn S&P MidCap Financials Portfolio	Elkhorn S&P MidCap Health Care Portfolio	Elkhorn S&P MidCap Industrials Portfolio	Elkhorn S&P MidCap Information Technology Portfolio
	For the period December 29, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017
INVESTMENT INCOME:
Dividend income	$6,447	$1,944	$3,920	$2,292

EXPENSES:
Advisory fees	1,123	1,166	1,123	1,143
Excise tax fees	—	—	—	3
Total Expenses	1,123	1,166	1,123	1,146
Net Investment Income	5,324	778	2,797	1,146

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on
Investments	5,012	5,830	105	14,919
Net change in unrealized appreciation (depreciation) on
Investments	21,751	131,743	38,529	80,815
Net realized and change in unrealized appreciation (depreciation) on investments	26,763	137,573	38,634	95,734
Net Increase in Net Assets Resulting From Operations	$32,087	$138,351	$41,431	$96,880

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Operations (unaudited), continued

	Elkhorn S&P MidCap Materials Portfolio	Elkhorn S&P MidCap Utilities Portfolio
	For the period December 29, 2016[1] to March 31, 2017	For the period December 29, 2016[1] to March 31, 2017
INVESTMENT INCOME:
Dividend income	$6,650	$10,815

EXPENSES:
Advisory fees	1,147	1,127
Net Investment Income	5,503	9,688

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on
Investments	1,094	2,697
Net change in unrealized appreciation (depreciation) on
Investments	91,560	50,914
Net realized and change in unrealized appreciation (depreciation) on investments	92,654	53,611
Net Increase in Net Assets Resulting From Operations	$98,157	$63,299

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Changes in Net Assets (unaudited)

	Elkhorn Lunt Low Vol/High Beta Tactical ETF	Elkhorn S&P MidCap Consumer Discretionary Portfolio	Elkhorn S&P MidCap Consumer Staples Portfolio	Elkhorn S&P MidCap Energy Portfolio
	For the Period October 19, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income	$550,929	$3,630	$2,152	$1,943
Net realized gain (loss) on investments and in-kind redemptions	13,496,152	(11,640)	2,860	(22,620)
Net change in unrealized appreciation (depreciation) on investments	(1,168,045)	61,859	17,382	(196,611)
Net increase (decrease) in net assets resulting from operations	12,879,036	53,849	22,394	(217,288)

Distributions paid to shareholders from:
Net investment income	(503,656)	(3,472)	(1,511)	(2,020)
Total distributions to shareholders	(503,656)	(3,472)	(1,511)	(2,020)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	224,977,588	1,500,550	1,507,568	1,494,098
Cost of shares redeemed	(115,858,161)	—	—	—
Net increase in net assets resulting from shareholder transactions	109,119,427	1,500,550	1,507,568	1,494,098
Increase in net assets	121,494,807	1,550,927	1,528,451	1,274,790

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$121,494,807	$1,550,927	$1,528,451	$1,274,790
Undistributed net investment income (loss) included in net assets at end of period	$47,273	$158	$641	$(77)

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	8,000,002	100,002	100,002	100,002
Shares redeemed	(3,900,000)	—	—	—
Shares outstanding, end of period	4,100,002	100,002	100,002	100,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Changes in Net Assets (unaudited), continued

	Elkhorn S&P MidCap Financials Portfolio	Elkhorn S&P MidCap Health Care Portfolio	Elkhorn S&P MidCap Industrials Portfolio	Elkhorn S&P MidCap Information Technology Portfolio
	For the Period December 29, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income	$5,324	$778	$2,797	$1,146
Net realized gain on investments	5,012	5,830	105	14,919
Net change in unrealized appreciation on investments	21,751	131,743	38,529	80,815
Net increase in net assets resulting from operations	32,087	138,351	41,431	96,880

Distributions paid to shareholders from:
Net investment income	(4,998)	(622)	(2,348)	(910)
Total distributions to shareholders	(4,998)	(622)	(2,348)	(910)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,495,999	1,505,872	1,502,352	1,504,963
Net increase in net assets resulting from shareholder transactions	1,495,999	1,505,872	1,502,352	1,504,963
Increase in net assets	1,523,088	1,643,601	1,541,435	1,600,933

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$1,523,088	$1,643,601	$1,541,435	$1,600,933
Undistributed net investment income included in net assets at end of period	$326	$156	$449	$236

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,002	100,002	100,002	100,002
Shares redeemed	—	—	—	—
Shares outstanding, end of period	100,002	100,002	100,002	100,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Changes in Net Assets (unaudited), continued

	Elkhorn S&P MidCap Materials Portfolio	Elkhorn S&P MidCap Utilities Portfolio
	For the Period December 29, 2016[1] to March 31, 2017	For the Period December 29, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income	$5,503	$9,688
Net realized gain on investments	1,094	2,697
Net change in unrealized appreciation on investments	91,560	50,914
Net increase in net assets resulting from operations	98,157	63,299

Distributions paid to shareholders from:
Net investment income	(4,838)	(9,322)
Total distributions to shareholders	(4,838)	(9,322)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,502,686	1,515,288
Net increase in net assets resulting from shareholder transactions	1,502,686	1,515,288
Increase in net assets	1,596,005	1,569,265

NET ASSETS:
Beginning of period	—	—
End of period	$1,596,005	$1,569,265
Undistributed net investment income included in net assets at end of period	$665	$366

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—
Shares sold	100,002	100,002
Shares redeemed	—	—
Shares outstanding, end of period	100,002	100,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Financial Highlights
For the Period October 19, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$25.36

Income from Investment Operations:
Net investment income[2]	0.18
Net realized and unrealized gain on investments	4.23
Total gain from investment operations	4.41

Less distributions from:
Net investment income	(0.14)
Net asset value, end of period	$29.63
Market value, end of period	$29.68
Total Return at Net Asset Value	17.43%[3]
Total Return at Market Value	17.25%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$121,495
Ratio to average net assets of:
Expenses	0.49%[4]
Net investment income	1.39%[4]
Portfolio turnover rate[5]	183%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Consumer Discretionary Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.01

Income from Investment Operations:
Net investment income[2]	0.04
Net realized and unrealized gain on investments	0.49
Total gain from investment operations	0.53

Less distributions from:
Net investment income	(0.03)
Net asset value, end of period	$15.51
Market value, end of period	$15.43
Total Return at Net Asset Value	3.59%[3]
Total Return at Market Value	4.40%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,551
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	0.95%[4]
Portfolio turnover rate[5]	5%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Consumer Staples Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.08

Income from Investment Operations:
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.20
Total gain from investment operations	0.22

Less distributions from:
Net investment income	(0.02)
Net asset value, end of period	$15.28
Market value, end of period	$15.20
Total Return at Net Asset Value	1.49%[3]
Total Return at Market Value	1.97%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,528
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	0.57%[4]
Portfolio turnover rate[5]	9%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Energy Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$14.94

Income from Investment Operations:
Net investment income[2]	0.02
Net realized and unrealized loss on investments	(2.19)
Total loss from investment operations	(2.17)

Less distributions from:
Net investment income	(0.02)
Net asset value, end of period	$12.75
Market value, end of period	$12.18
Total Return at Net Asset Value	(14.54)%[3]
Total Return at Market Value	(13.77)%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,275
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	0.55%[4]
Portfolio turnover rate[5]	5%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Financials Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$14.96

Income from Investment Operations:
Net investment income[2]	0.05
Net realized and unrealized gain on investments	0.27
Total gain from investment operations	0.32

Less distributions from:
Net investment income	(0.05)
Net asset value, end of period	$15.23
Market value, end of period	$15.23
Total Return at Net Asset Value	2.15%[3]
Total Return at Market Value	2.08%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,523
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	1.38%[4]
Portfolio turnover rate[5]	11%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Health Care Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.06

Income from Investment Operations:
Net investment income[2]	0.01
Net realized and unrealized gain on investments	1.38
Total gain from investment operations	1.39

Less distributions from:
Net investment income	(0.01)
Net asset value, end of period	$16.44
Market value, end of period	$16.42
Total Return at Net Asset Value	9.19%[3]
Total Return at Market Value	9.64%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,644
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	0.19%[4]
Portfolio turnover rate[5]	18%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Industrials Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.02

Income from Investment Operations:
Net investment income[2]	0.03
Net realized and unrealized gain on investments	0.38
Total gain from investment operations	0.41

Less distributions from:
Net investment income	(0.02)
Net asset value, end of period	$15.41
Market value, end of period	$15.48
Total Return at Net Asset Value	2.76%[3]
Total Return at Market Value	3.37%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,541
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	0.72%[4]
Portfolio turnover rate[5]	3%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Information Technology Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.05

Income from Investment Operations:
Net investment income[2]	0.01
Net realized and unrealized gain on investments	0.96
Total gain from investment operations	0.97

Less distributions from:
Net investment income	(0.01)
Net asset value, end of period	$16.01
Market value, end of period	$16.04
Total Return at Net Asset Value	6.44%[3]
Total Return at Market Value	7.29%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,601
Ratio to average net assets of:
Expenses	0.29%[4,5]
Net investment income	0.29%[4]
Portfolio turnover rate[6]	12%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	The ratio of expenses to average net assets includes tax expenses of less than 0.01%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Materials Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.03

Income from Investment Operations:
Net investment income[2]	0.06
Net realized and unrealized gain on investments	0.92
Total gain from investment operations	0.98

Less distributions from:
Net investment income	(0.05)
Net asset value, end of period	$15.96
Market value, end of period	$16.01
Total Return at Net Asset Value	6.54%[3]
Total Return at Market Value	7.88%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,596
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	1.39%[4]
Portfolio turnover rate[5]	3%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P MidCap Utilities Portfolio
Financial Highlights
For the Period December 29, 2016[1] to March 31, 2017 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$15.15

Income from Investment Operations:
Net investment income[2]	0.10
Net realized and unrealized gain on investments	0.53
Total gain from investment operations	0.63

Less distributions from:
Net investment income	(0.09)
Net asset value, end of period	$15.69
Market value, end of period	$15.60
Total Return at Net Asset Value	4.18%[3]
Total Return at Market Value	4.80%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$1,569
Ratio to average net assets of:
Expenses	0.29%[4]
Net investment income	2.49%[4]
Portfolio turnover rate[5]	5%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
March 31, 2017 (unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Elkhorn Lunt Low Vol/High Beta Tactical ETF, Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio and Elkhorn S&P MidCap Utilities Portfolio, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

Fund	Commencement of operations	Commencement of trading on secondary market
Elkhorn Lunt Low Vol/High Beta Tactical ETF	October 19, 2016	October 20, 2016
Elkhorn S&P MidCap Consumer Discretionary Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Consumer Staples Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Energy Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Financials Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Health Care Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Industrials Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Information Technology Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Materials Portfolio	December 29, 2016	December 30, 2016
Elkhorn S&P MidCap Utilities Portfolio	December 29, 2016	December 30, 2016

Fund	Investment objectives
Elkhorn Lunt Low Vol/High Beta Tactical ETF	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lunt Capital U.S. Large Cap Equity Rotation Index.
Elkhorn S&P MidCap Consumer Discretionary Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Consumer Discretionary Index.
Elkhorn S&P MidCap Consumer Staples Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Consumer Staples Index.
Elkhorn S&P MidCap Energy Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Energy Index.
Elkhorn S&P MidCap Financials Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Financials Index.
Elkhorn S&P MidCap Health Care Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Health Care Index.
Elkhorn S&P MidCap Industrials Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Industrials Index.
Elkhorn S&P MidCap Information Technology Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Information Technology Index.

Notes to Financial Statements
March 31, 2017 (unaudited), continued

Fund	Investment objectives
Elkhorn S&P MidCap Materials Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Materials Index.
Elkhorn S&P MidCap Utilities Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Utilities Index.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

3. SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Notes to Financial Statements
March 31, 2017 (unaudited), continued

Fair Valuation Measurement
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at March 31, 2017, is disclosed at the end of each Fund’s Schedule of Investments.

4. ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Funds pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
Elkhorn Lunt Low Vol/High Beta Tactical ETF	0.49%
Elkhorn S&P MidCap Consumer Discretionary Portfolio	0.29%
Elkhorn S&P MidCap Consumer Staples Portfolio	0.29%
Elkhorn S&P MidCap Energy Portfolio	0.29%
Elkhorn S&P MidCap Financials Portfolio	0.29%
Elkhorn S&P MidCap Health Care Portfolio	0.29%
Elkhorn S&P MidCap Industrials Portfolio	0.29%
Elkhorn S&P MidCap Information Technology Portfolio	0.29%
Elkhorn S&P MidCap Materials Portfolio	0.29%
Elkhorn S&P MidCap Utilities Portfolio	0.29%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of each Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements
March 31, 2017 (unaudited), continued

Distribution and Service Fees: ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Funds under the plan, and the Funds will not pay 12b-1 fees any time before September 30, 2018.

5. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for each Fund’s shares may be at, above or below its NAV depending on the premium or discount at which each Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Funds, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2017 were the following:

Fund	Purchases	Sales
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$143,137,480	$145,074,580
Elkhorn S&P MidCap Consumer Discretionary Portfolio	81,489	81,324
Elkhorn S&P MidCap Consumer Staples Portfolio	136,540	142,458
Elkhorn S&P MidCap Energy Portfolio	71,589	72,006
Elkhorn S&P MidCap Financials Portfolio	160,726	161,802
Elkhorn S&P MidCap Health Care Portfolio	280,941	281,565
Elkhorn S&P MidCap Industrials Portfolio	39,727	40,161
Elkhorn S&P MidCap Information Technology Portfolio	183,589	183,784
Elkhorn S&P MidCap Materials Portfolio	53,736	55,573
Elkhorn S&P MidCap Utilities Portfolio	69,995	73,161

Notes to Financial Statements
March 31, 2017 (unaudited), continued

For the period ended March 31, 2017, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were the following:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$224,769,293	$113,912,580
Elkhorn S&P MidCap Consumer Discretionary Portfolio	1,500,520	—
Elkhorn S&P MidCap Consumer Staples Portfolio	1,507,538	—
Elkhorn S&P MidCap Energy Portfolio	1,494,068	—
Elkhorn S&P MidCap Financials Portfolio	1,495,969	—
Elkhorn S&P MidCap Health Care Portfolio	1,505,842	—
Elkhorn S&P MidCap Industrials Portfolio	1,502,322	—
Elkhorn S&P MidCap Information Technology Portfolio	1,504,932	—
Elkhorn S&P MidCap Materials Portfolio	1,502,656	—
Elkhorn S&P MidCap Utilities Portfolio	1,515,258	—

7. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$122,415,765	$603,470	$(1,771,515)	$(1,168,045)
Elkhorn S&P MidCap Consumer Discretionary Portfolio	1,489,044	108,889	(47,030)	61,859
Elkhorn S&P MidCap Consumer Staples Portfolio	1,504,480	68,749	(51,367)	17,382
Elkhorn S&P MidCap Energy Portfolio	1,471,031	733	(197,344)	(196,611)
Elkhorn S&P MidCap Financials Portfolio	1,499,904	56,531	(34,780)	21,751
Elkhorn S&P MidCap Health Care Portfolio	1,511,048	151,353	(19,610)	131,743
Elkhorn S&P MidCap Industrials Portfolio	1,501,993	73,103	(34,574)	38,529
Elkhorn S&P MidCap Information Technology Portfolio	1,519,656	107,580	(26,765)	80,815
Elkhorn S&P MidCap Materials Portfolio	1,501,913	114,501	(22,941)	91,560
Elkhorn S&P MidCap Utilities Portfolio	1,514,788	71,542	(20,628)	50,914

Notes to Financial Statements
March 31, 2017 (unaudited), continued

8. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on industry experience, the Funds expect this risk of loss due to these warranties and indemnities to be remote.

9. PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Index Risk. The Funds are not actively managed. Each Fund invests in securities included in or representative of its Index regardless of their investment merit. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

10. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

Board Considerations Regarding Approval of Investment Management Agreement (unaudited)

Board Considerations Regarding Approval of Investment Management Agreement for Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio, Elkhorn S&P MidCap Utilities Portfolio and Elkhorn Lunt Low Vol/High Beta Tactical ETF

At meetings held on June 7, 2016 and September 23, 2016, respectively, the Board of Trustees of Elkhorn ETF Trust (the “Trust”), including the Independent Board Members, approved the Investment Management Agreement (the “Agreement”) between Elkhorn Investments, LLC (the “Adviser”) and the Trust for (i) the Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio, Elkhorn S&P MidCap Utilities Portfolio (together, the “MidCap Funds”) and (ii) the Elkhorn Lunt Low Vol/High Beta Tactical ETF (together with the “MidCap Funds” each, a “Fund”).

The Adviser provided information describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized by the Adviser as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of each Fund’s shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Trustees, including the Independent Board Members, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser for each Fund and the personnel and resources of the Adviser, including the investment management team that will be responsible for the day-to-day management of each Fund. The Trustees considered the information from the Adviser regarding its financial condition that it was sufficiently stable to support its performance of the services under the Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of each Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on each Fund’s proposed investment management fee as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses. The Trustees also compared each Fund’s proposed unitary investment management fee against the average and median expense ratios of both a broad based and a more limited ETF peer group and noted that each MidCap Fund had a unitary investment management fee at or below the average/mean expense ratio for its ETF peer groups. The Trustees noted that the Elkhorn Lunt Low Vol/High Beta Tactical ETF had a unitary investment management fee greater than the average/median advisory fees for its ETF peer group and other peer data, but that the net unitary fee, after payment of licensing fees, was 0.24% and was consistent with the net pricing on other funds managed by the Adviser. The Trustees also considered the tactical nature of the Elkhorn Lunt Low Vol/High Beta Tactical ETF. The Board concluded that the unitary investment management fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary investment management fees, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and they noted the Adviser’s statement that it will likely lose money in its two years of operating each Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable.

Board Considerations Regarding Approval of Investment Management Agreement (unaudited) , continued

Economies of Scale and Whether the Fee Levels Reflect These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund. The Trustees concluded that the flat investment management fee for each Fund was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with each Fund, and had noted that it will not, initially, have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund.

Supplemental Information (unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds’ portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of house holding. We will begin sending you individual copies thirty days after receiving your request.

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INVESTMENT ADVISOR
Elkhorn Investments, LLC
207 Reber Street, Suite 201
Wheaton, IL 60187

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
171 North Clark Street
Chicago, Illinois 60601

LEGAL COUNSEL
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	6/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	6/07/2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer (principal financial officer)

Date	6/07/2017

*	Print the name and title of each signing officer under his or her signature.